Derivative Financial Instruments (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Forward Exchange Contracts [Member] USD ($)	Mar. 31, 2012 Forward Exchange Contracts [Member] JPY (¥)	Mar. 31, 2011 Forward Exchange Contracts [Member] JPY (¥)	Mar. 31, 2010 Forward Exchange Contracts [Member] JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange forward contracts term (in months)									3 months	6 months
Notional amount of forward exchange contracts					$ 5,998	¥ 493,000
Foreign exchange net gain or losses	$ 4,027	¥ 331,000	¥ (342,000)	¥ 67,000	$ 4,027	¥ 331,000	¥ (342,000)	¥ 67,000